Segment and Revenue Analysis (Details) - Schedule of Net Revenues Generated from Different Reportable Segment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Less: Sale tax and addition		$ (1,123)	$ (3,121)
Total net revenue from continuing operations	3,175,809	3,098,733	1,081,095
Overseas sales [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue			134,896
Domestic sales [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue	754	25,849	308,267
Electronic commerce [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue			34,590
Restaurant revenue [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue	3,175,055	3,074,007	606,463
Pet chews [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue		8,367	46,112
Dried pet snacks [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue		8,005	293,325
Wet canned pet food [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue		1,290	10,760
Dental health snacks [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue		550	6,127
Baked pet biscuits [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue
Others [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue	754	7,637	121,429
South Korea [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue			37,320
China [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue	754	25,849	342,857
United Kingdom [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue
Germany [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue
U.S. [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue	3,175,055	3,074,007	606,463
Other countries [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue			$ 97,576